Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Obligations Fair Value of Plan Assets and Funded Status

The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans at December 31:

	Pension benefits		OPEB
	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	$239	$—	$—	$—
Assumed projected obligation from business combination	101,840	—	30,637	—
Service cost	1,288	180	803	—
Interest cost	1,906	—	606	—
Actuarial loss	2,736	52	857	—
Benefits paid	(1,507)	—	(601)	—
Foreign exchange	(2,211)	7	(628)	—

Projected benefit obligation, at end of year	$104,291	$239	$31,674	$—

Change in plan asset
Fair value of plan assets, at beginning of year	203	—	—	—
Acquired assets in business combination	68,045	—	10,786	—
Actual return on plan assets	1,223	—	—	—
Employer contributions	—	233	231	—
Benefits paid	(1,507)	—	(601)	—
(Gain)/Loss on foreign exchange	(1,440)	6	(221)	—

Fair value of plan assets, at end of year	$66,524	$239	$10,195	$—

Unfunded status	$(37,767)	$—	$(21,479)	$—

Amounts recognized in the Consolidated Balance Sheet consists of:
Current liabilities	—	—		—
Noncurrent liabilities	(37,767)	—	(21,479)	—

Net amount recognized	$(37,767)	$—	$(21,479)	$—

Amounts Recognized in Accumulated Other Comprehensive loss

The amounts recognized in accumulated other comprehensive loss were as follows:

	Accumulated other comprehensive income
	Pension	OPEB
Balance, January 1, 2011
Current year net actuarial loss	$47	$—
Foreign exchange	1	—

Balance at December 31, 2011	$48	$—

Current year net actuarial loss	3,303	857
Amortization of net actuarial loss	(2)	(32)
Foreign exchange	(16)	(4)

Balance at December 31, 2012	$3,333	$821

Weighted Average Assumptions Used to Determine Net Benefit Cost

Weighted average assumptions used to determine net benefit cost for 2012 and 2011 were as follows:

	Pension benefits		OPEB
	2012	2011	2012	2011
Discount rate	3.89%	4.75%	3.97%	N/A
Expected return on assets	5.50%	6.00%	4.66%	N/A
Rate of compensation increase	3.31%	4.00%	N/A	N/A
Healthcare cost trend rate
Before Age 65			8.48%	N/A
Age 65 and after			7.50%	N/A
Assumed Ultimate Medical Inflation Rate			5.00%	N/A
Year in which Ultimate Rate is reached			2017	N/A

Weighted Average Assumptions Used to Determine Net Benefit Obligation

Weighted average assumptions used to determine net benefit obligation for 2012 and 2011 were as follows:

	Pension benefits		OPEB
	2012	2011	2012	2011
Discount rate	3.62%	4.00%	3.75%	N/A
Expected return on assets	5.50%	6.00%	4.66%	N/A
Rate of compensation increase	3.09%	4.00%	N/A	N/A

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)

The effect of a one percent change in the assumed health care cost trend rate (HCCTR) for 2012 is as follows:

2012
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$4,153
Total service and interest cost	177
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(3,356)
Total service and interest cost	(142)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses

The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of administrative expenses in the Consolidated Statement of Operations. The employee benefit costs related to business acquired are recorded in the Consolidated Statement of Operations from the date of acquisition. The portion of employee benefit capitalized as cost of construction is insignificant.

	Pension benefits		OPEB
	2012	2011	2012	2011
Service cost	$1,288	$180	$803	$—
Interest cost	1,906	—	606	—
Expected return on plan assets	(1,785)	—	—	—
Amortization of net actuarial loss	2	—	32	—

Net benefit cost	$1,411	$180	$1,441	$—

Expected Benefit Payments

The expected benefit payments over the next ten years are as follows:

	2013	2014	2015	2016	2017	2018- 2022
Pension plan	$4,269	$4,590	$4,693	$4,973	$5,262	$28,635
OPEB	1,311	1,416	1,520	1,588	1,663	10,008